Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by operating activities	¥ 2,787,052	$ 392,549	¥ 98,844	¥ 2,667,419
Cash flows from investing activities:
Cash paid on long-term investments				(38,657)
Cash paid on loans to third parties				(292,317)
Net cash (used in)/ provided by investing activities	2,334,452	328,800	(2,409,037)	414,615
Cash flows from financing activities:
Repurchase of treasury stock			(326,942)
Dividends to shareholders	(135,620)	(19,102)
Repayments of convertible loans	(1,634,678)	(230,240)
Exercise of share-based awards	5,880	828	2,742	7,124
Net cash (used in)/provided by financing activities	(3,852,432)	(542,605)	1,111,669	(1,779,534)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,914	552	9,893	(23,592)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,272,986	179,296	(1,188,631)	1,278,908
Cash, cash equivalents and restricted cash at beginning of the year	2,930,183	412,708	4,118,814	2,839,906
Cash, cash equivalents and restricted cash at end of the year	4,203,169	592,004	2,930,183	4,118,814
Parent
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in) / provided by operating activities	(58,579)	(8,250)	(51,139)	14,196
Cash flows from investing activities:
Cash paid on long-term investments				(18,868)
Cash paid on acquisition of subsidiaries, net of cash acquired			(676)
Proceeds from disposal of long-term investments				65,537
Cash paid on loans to third parties				(22,317)
Net cash used in funds to Group companies	(6,040)	(851)	36,817	(15,263)
Net cash (used in)/ provided by investing activities	(6,040)	(851)	36,141	9,089
Cash flows from financing activities:
Repurchase of treasury stock			(326,942)
Dividends to shareholders	(135,620)	(19,102)
Repayments of convertible loans	(1,634,678)	(230,240)
Borrowings under loan from Group companies	1,872,954	263,800	323,446
Exercise of share-based awards	5,880	828	2,742	7,124
Net cash (used in)/provided by financing activities	108,536	15,286	(754)	7,124
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,596	366	15,424	(29,410)
Net increase/(decrease) in cash, cash equivalents and restricted cash	46,513	6,551	(328)	999
Cash, cash equivalents and restricted cash at beginning of the year	1,517	214	1,845	846
Cash, cash equivalents and restricted cash at end of the year	¥ 48,030	$ 6,765	¥ 1,517	¥ 1,845